UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-21172

DWS RREEF Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2006 (Unaudited)

DWS RREEF Real Estate Fund, Inc.

	Shares	Value ($)

Common Stocks 110.3%
Apartments 16.9%
American Campus Communities, Inc. (REIT)	736,602	18,790,717
Apartment Investment & Management Co. "A" (REIT)	534,600	29,087,586
AvalonBay Communities, Inc. (REIT)	171,600	20,660,640
GMH Communities Trust (REIT)	305,500	3,855,410
Home Properties, Inc. (REIT)	62,300	3,561,068

		75,955,421
Diversified 6.4%
iStar Financial, Inc. (REIT)	521,600	21,750,720
Spirit Finance Corp. (REIT)	578,950	6,721,610

		28,472,330
Health Care 11.4%
Medical Properties Trust, Inc. (REIT)	237,000	3,173,430
National Health Realty, Inc. (REIT)	70,600	1,405,646
Senior Housing Properties Trust (REIT)	613,700	13,096,358
Ventas, Inc. (REIT)	868,800	33,483,552

		51,158,986
Hotels 12.8%
Ashford Hospitality Trust (REIT)	979,850	11,689,610
Canyon Ranch Holdings LLC (REIT) (Units)	230,400	6,328,417
DiamondRock Hospitality Co. (REIT)	471,000	7,823,310
Eagle Hospitality Properties Trust, Inc. (REIT)	352,900	3,281,970
Hersha Hospitality Trust (REIT)	872,700	8,377,920
Hospitality Properties Trust (REIT)	76,100	3,591,920
Strategic Hotels & Resorts, Inc. (REIT)	690,900	13,735,092
Winston Hotels, Inc. (REIT)	218,293	2,689,370

		57,517,609
Industrial 10.4%
First Industrial Realty Trust, Inc. (REIT)	376,200	16,552,800
Liberty Property Trust (REIT)	633,900	30,294,081

		46,846,881
Office 23.5%
American Financial Realty Trust (REIT)	1,074,500	11,991,420
Digital Realty Trust, Inc. (REIT)	409,500	12,825,540
Equity Office Properties Trust (REIT)	77,000	3,061,520
Glenborough Realty Trust, Inc. (REIT)	248,100	6,383,613
Highwoods Properties, Inc. (REIT)	481,500	17,916,615
HRPT Properties Trust (REIT)	1,254,971	14,996,903
Lexington Corporate Properties Trust (REIT)	659,100	13,959,738
Mack-Cali Realty Corp. (REIT)	468,800	24,283,840

		105,419,189
Other 1.8%
Crystal River Capital, Inc. 144A	167,500	3,832,400

Deerfield Triarc Capital Corp. (REIT)	337,500	4,424,625

		8,257,025
Regional Malls 16.7%
Feldman Mall Properties, Inc. (REIT)	436,300	4,812,389
Glimcher Realty Trust (REIT)	1,024,050	25,375,959
Simon Property Group, Inc. (REIT)	419,597	38,023,880

The Macerich Co. (REIT)	91,000	6,948,760

		75,160,988
Shopping Centers 5.6%
Inland Real Estate Corp. (REIT)	363,700	6,372,024
Regency Centers Corp. (REIT)	274,000	18,840,240

		25,212,264
Storage 4.8%
Extra Space Storage, Inc. (REIT)	1,233,797	21,357,026

Total Common Stocks (Cost $311,247,389)		495,357,719
Preferred Stocks 17.6%
Apartments 1.3%
Associated Estates Realty Corp., 8.7%, Series II (REIT)	221,000	5,774,730
Health Care 1.2%
LTC Properties, Inc., 8.0%, Series F (REIT)	225,000	5,640,750
Hotels 6.3%
Eagle Hospitality Properties Trust, Inc., 8.25%, Series A (REIT)	176,800	4,480,784
Equity Inns, Inc., 8.75%, Series B (REIT)	498,000	12,979,125
Strategic Hotels & Resorts, Inc., 8.25%, Series B (REIT)	59,600	1,553,325
Strategic Hotels & Resorts, Inc., 8.5%, 144A (REIT)	167,500	4,271,250
Sunstone Hotel Investors, Inc., 8.0%, Series A (REIT)	196,500	5,023,031

		28,307,515
Office 1.1%
Digital Realty Trust, Inc., 8.5%, Series A (REIT)	183,300	4,834,538
Regional Malls 1.0%
Taubman Centers, Inc., 8.0%, Series G (REIT)	170,747	4,546,993
Shopping Centers 6.6%
Cedar Shopping Centers, Inc., 8.875% (REIT)	150,000	3,988,500
Ramco-Gershenson Properties Trust, 9.5%, Series B (REIT)	208,000	5,567,120
The Mills Corp., 9.0%, Series C (REIT)	364,400	7,811,825
The Mills Corp., 8.75%, Series E (REIT)	190,000	3,940,600
Urstadt Biddle Properties, Inc., 8.5%, Series C (REIT)	75,000	8,217,187

		29,525,232
Storage 0.1%
Public Storage, Inc., 10.0%, Series A (REIT)	12,800	349,696

Total Preferred Stocks (Cost $77,831,131)		78,979,454
Other 3.3%
Innkeepers USA Trust (REIT) (Limited Partnership) (a) (Cost $8,662,730)	901,333	14,682,715
Cash Equivalents 2.5%
Cash Management QP Trust, 5.34% (b) (Cost $11,071,018)	11,071,018	11,071,018

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 408,812,268)	133.7	600,090,906
Other Assets and Liabilities, Net	1.9	8,845,218
Preferred Stock, at Redemption Value	(35.6)	(160,000,000)

Net Assets	100.0	448,936,124

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

(a)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Restricted Security	Acquisition Date	Cost($)	Value($)	As a % of Net Assets
Innkeepers USA Trust	November 2002-
(REIT) (Limited Partnership)	December 2004	8,662,730	14,682,715	3.3

(b)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust
At September 30,2006, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Net Unrealized Appreciation ($)

1/14/2004 1/14/2008	40,000,000†	Fixed —2.992%	USD—Floating LIBOR BBA	1,111,828
1/28/2003 1/28/2008	40,000,000†	Fixed — 3.247%	USD—Floating LIBOR BBA	1,010,892
1/28/2003 1/28/2010	40,000,000†	Fixed — 3.769%	USD—Floating LIBOR BBA	1,445,476
1/28/2003 1/28/2010	40,000,000†	Fixed — 4.258%	USD—Floating LIBOR BBA	1,570,240

Total net unrealized appreciation				5,138,436

Counterparty:
† USB AG
LIBOR: Represents the London InterBank Offered Rate. BBA: British Bankers’ Association

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Real Estate Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Real Estate Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 21, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 November 21, 2006